Segment Reporting	3 Months Ended
Jun. 30, 2011
Segment Reporting
Segment Reporting Disclosure [Text Block]

Note 12.

 Segment Reporting

The Insurance Group principally engages in the life and health insurance business. Information by business segment for the three months and six months ended June 30, 2011 and 2010 is presented below (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Revenues:
Medical Stop-Loss (A)	$30,145	$37,446	$60,780	$65,346
Fully Insured Health (B)	44,079	37,478	87,318	68,352
Group disability, life, annuities and DBL (C)	15,186	16,632	30,443	33,790
Individual life, annuities and other	14,817	14,074	29,960	28,169
Corporate	(420)	206	130	27,806
	103,807	105,836	208,631	223,463
Net realized investment gains	1,883	1,634	1,681	1,983
Other-than-temporary impairment losses, net	(165)	(1,039)	(468)	(2,665)

	$105,525	$106,431	$209,844	$222,781

Income Before Income Taxes:
Medical Stop-Loss (A)	$1,934	$1,859	$1,907	$2,452
Fully Insured Health(B) (D)	1,579	(75)	4,942	1,079
Group disability, life, annuities and DBL (C)	1,772	1,829	1,588	1,314
Individual life, annuities and other	330	761	344	894
Corporate	(2,054)	(1,327)	(2,322)	25,354
	3,561	3,047	6,459	31,093
Net realized investment gains	1,883	1,634	1,681	1,983
Other-than-temporary impairment losses, net	(165)	(1,039)	(468)	(2,665)
Interest expense	(460)	(477)	(917)	(948)

	$4,819	$3,165	$6,755	$29,463

(A)

The amount includes equity income from AMIC (prior to its acquisition) of $14,000 for the six months ended June 30, 2010.

(B)

The amount includes equity income from AMIC (prior to its acquisition) of $244,000 for the six months ended June 30, 2010.

(C)

The amount includes equity income from AMIC (prior to its acquisition) of $22,000 for the six months ended June 30, 2010.

(D)

The Fully Insured Health segment includes amortization of intangible assets recorded as a result of purchase accounting for the recent acquisitions. Total amortization expense was $604,000 and $669,000 for the three months ended June 30, 2011 and 2010, respectively, and $1,212,000 and $1,160,000 for the six months ended June 30, 2011 and 2010, respectively. Amortization expense for the other segments is insignificant.